Restructuring and Impairment Charges (Summary of Significant Restructuring, Impairment and Other Charges) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 339.5
Long-lived asset impairment charges	365.4		381.7	0	24.6
Goodwill, Impairment Loss	384.1		440.5	0	0
Investment impairments	78.9		78.9	0	0
Inventory adjustments	96.7
Tax valuation allowance			(368.5)
Income tax benefit			73.1	(53.3)	(42.2)
Semiconductor Materials [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	35.6
Long-lived asset impairment charges	7.4
Goodwill, Impairment Loss	0
Investment impairments	0
Inventory adjustments	14.2				0
Solar Materials [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	299.3
Long-lived asset impairment charges	353.6
Goodwill, Impairment Loss	0	56.4	56.4	0	0
Investment impairments	78.9
Inventory adjustments	76.6
Solar Energy [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	3.7
Long-lived asset impairment charges	4.4
Goodwill, Impairment Loss	384.1		384.1	0	0
Investment impairments	0
Inventory adjustments	5.9
Corporate Elimination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	0.9
Long-lived asset impairment charges	0
Goodwill, Impairment Loss	0
Investment impairments	0
Inventory adjustments	$ 0